Financial Risk Management Objectives and Policies - Summary of Market Equity Indices for Stock Exchanges and their Respective Highest and Lowest Points (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	28,190	25,846
Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,196	2,611
Bottom of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	30,157	33,154
Bottom of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,426	3,728
Top of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	25,064	24,586
Top of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	2,580	2,600